SHARE CAPITAL - Summary of warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 shares $ / shares	Feb. 04, 2021
Exchangeable prior to December 14, 2022 | Class B Shares
Weighted average exercise price
Shares issued upon conversion, percentage	33.333%
Exchangeable prior to December 14, 2023 | Class B Shares
Weighted average exercise price
Shares issued upon conversion, percentage	66.667%
Common Share Purchase Warrants
Number of Warrants
Outstanding (in shares)	23,230,485	25,548,836
Issued (in shares)	90,931,373
Number of other equity instruments exercised or vested in share-based payment arrangement	(101,000)	(1,164,638)
Number of other equity instruments expired in share-based payment arrangement (in shares)	(7,805,360)	(1,153,713)
Outstanding (in shares)	106,255,498	23,230,485
Number of other equity instruments exercisable in share-based payment arrangement	39,588,831
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 1.29	$ 1.22
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0.67
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0.53	0.31
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in CAD per share) | $ / shares	3.47	0.75
Outstanding (in CAD per share) | $ / shares	0.60	$ 1.29
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.44
Warrant, conversion ratio	0.5
Weighted average remaining of outstanding contractual life	4 years 4 months 17 days
Estimated grant date fair value | $	$ 25,639
Common Share Purchase Warrants | June 15, 2025
Number of Warrants
Outstanding (in shares)	12,800,000
Number of other equity instruments exercisable in share-based payment arrangement	12,800,000
Weighted average exercise price
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.25
Weighted average remaining of outstanding contractual life	2 years 2 months 15 days
Estimated grant date fair value | $	$ 2,319
Common Share Purchase Warrants | August 20, 2025
Number of Warrants
Outstanding (in shares)	1,475,125
Number of other equity instruments exercisable in share-based payment arrangement	1,475,125
Weighted average exercise price
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.64
Weighted average remaining of outstanding contractual life	2 years 4 months 20 days
Estimated grant date fair value | $	$ 680
Common Share Purchase Warrants | November 15, 2025
Number of Warrants
Outstanding (in shares)	1,150,000
Number of other equity instruments exercisable in share-based payment arrangement	1,150,000
Weighted average exercise price
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.25
Weighted average remaining of outstanding contractual life	2 years 7 months 17 days
Estimated grant date fair value | $	$ 220
Common Share Purchase Warrants | August 4, 2028
Number of Warrants
Outstanding (in shares)	24,163,706
Number of other equity instruments exercisable in share-based payment arrangement	24,163,706
Weighted average exercise price
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.4
Weighted average remaining of outstanding contractual life	4 years 4 months 2 days
Estimated grant date fair value | $	$ 4,578
Common Share Purchase Warrants | May 14, 2029
Number of Warrants
Outstanding (in shares)	66,666,667
Number of other equity instruments exercisable in share-based payment arrangement	0
Weighted average exercise price
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.51
Weighted average remaining of outstanding contractual life	5 years 1 month 13 days
Estimated grant date fair value | $	$ 17,842
Unit Purchase Warrants
Number of Warrants
Outstanding (in shares)	868,740	868,740
Issued (in shares)	(868,740)	0
Outstanding (in shares)	0	868,740
Number of other equity instruments exercisable in share-based payment arrangement	0
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 2.25	$ 2.25
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	2.25	0
Outstanding (in CAD per share) | $ / shares	0	$ 2.25
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	0
Exercise price of other equity instruments (in CAD/USD per share) | $ / shares	$ 3.25
2021 Warrants
Weighted average exercise price
Warrant, conversion ratio			0.5